Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,110
Charge for the year - impairment	16	$ 37	$ 39
Carrying value, ending balance	1,032	1,110
Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	77
ArthroCare
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	$ 205
Remaining amortisation period	9 years
Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	$ 139
Healthpoint
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	$ 107
Remaining amortisation period	3 years
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 3,816	3,653
Exchange adjustment	(59)	48
Acquisitions	84
Additions	87	104
Disposals	(10)	(12)
Transfers	8	23
Carrying value, ending balance	3,926	3,816	3,653
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(2,706)	(2,417)
Exchange adjustment	50	(42)
Change for the year - amortisation	230	221
Charge for the year - impairment	16	37
Disposals	8	11
Carrying value, ending balance	(2,894)	(2,706)	(2,417)
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangibles	187	207
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	306
Carrying value, ending balance	315	306
Amortisation and impairment of acquired intangibles	69	46
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	582	582
Exchange adjustment	(7)	4
Acquisitions	81
Disposals		(1)
Transfers	1	(3)
Carrying value, ending balance	657	582	582
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(276)	(228)
Exchange adjustment	3	(2)
Change for the year - amortisation	54	46
Charge for the year - impairment	15
Carrying value, ending balance	(342)	(276)	(228)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	472
Carrying value, ending balance	362	472
Amortisation and impairment of acquired intangibles	108	150
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,273	2,232
Exchange adjustment	(35)	36
Acquisitions	3
Additions	1	2
Disposals		(7)
Transfers	(3)	10
Carrying value, ending balance	2,239	2,273	2,232
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,801)	(1,614)
Exchange adjustment	33	(36)
Change for the year - amortisation	109	121
Charge for the year - impairment		37
Disposals		7
Carrying value, ending balance	(1,877)	(1,801)	(1,614)
Immaterial technology assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges	15
Engage's intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges		37
Immaterial product assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges			32
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	60
Carrying value, ending balance	48	60
Amortisation and impairment of acquired intangibles	10	11
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	236	235
Exchange adjustment	(6)	(1)
Additions	4	2
Carrying value, ending balance	234	236	235
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(176)	(160)
Exchange adjustment	5
Change for the year - amortisation	15	16
Carrying value, ending balance	(186)	(176)	(160)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	94
Carrying value, ending balance	212	94
Capital expenditure relating to software contracted but not provided	4	7
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	547	508
Exchange adjustment	(10)	5
Additions	30	36
Disposals	(9)	(4)
Transfers	143	2
Carrying value, ending balance	701	547	508
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(453)	(415)
Exchange adjustment	9	(4)
Change for the year - amortisation	52	38
Charge for the year - impairment	1
Disposals	8	4
Carrying value, ending balance	(489)	(453)	(415)
Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	178
Carrying value, ending balance	95	178
Assets in course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	178	96
Exchange adjustment	(1)	4
Additions	52	64
Disposals	(1)
Transfers	(133)	14
Carrying value, ending balance	95	178	$ 96
Software and Assets in course of construction | Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Transfers	$ 8	$ 23
Minimum | Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	9 years
Minimum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	9 years
Minimum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	3 years
Minimum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	6 years
Minimum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Maximum | Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	10 years
Maximum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	4 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	14 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	7 years